UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington,  D.C.  20549

                              Form 13F

                         Form  13F  -  COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment  [   ];  Amendment Number:
This Amendment  (Check only one.):   [   ]   is a restatement.
                                     [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Philadelphia International Advisors, LP
Address:  One Liberty Place, Suite 1200
          1650 Market Street
          Philadelphia, PA  19103 - 7391

Form 13F File Number: 028-10372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of reporting manager:

Name:      Kent E. Weaver
Title:     Chief Compliance Officer
Phone:     215 - 419 - 6687

Signature, Place, and Date of Signing:

/S/ Kent E. Weaver    Philadelphia, PA     11/11/2004

[XX]  13F HOLDINGS REPORT.    (Check here if all holdings of this
      reporting are reported in this report.)

[  ]  13F NOTICE.    (Check here if no holdings reported are in this
      report, and all holdings are reported by other reporting manager(s).)

[  ]  13F COMBINATION REPORT.    (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        00

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:   $550,780
                                          (thousands)

List of Other Included Managers:

No.      Form 13F File Number:  Name:

                                                            FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/  INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF     CUSIP      (x$1000) PRN AMT  PRN  DSCRETN   MANAGERS   SOLE  SHARED    NONE
---------------------------    ----------   ---------  -------- -------  ---  -------   -------- ------ ------- --------
ABN AMRO HLDG NV                     ADR     000937102     7769  341202  SH    SOLE             341202       0       0
AEGON N V-ADR AM                     ADR     007924103     6753  624914  SH    SOLE             624914       0       0
AKZO NOBEL N.V.A                     ADR     010199305     5077  142965  SH    SOLE             142965       0       0
ALLIED IRISH BKS                     ADR     019228402    13154  395327  SH    SOLE             395327       0       0
BASF AG SPONS AD                     ADR     055262505     9348  158456  SH    SOLE             158456       0       0
BENETTON GROUP S                     ADR     081795403     5273  218042  SH    SOLE             218042       0       0
BOC GROUP PLC SP                     ADR     055617609     8289  254656  SH    SOLE             254656       0       0
BP PLC SPONS ADR                     ADR     055622104    11427  198561  SH    SOLE             198561       0       0
CANON INC SPONSORED A                ADR     138006309    11925  252729  SH    SOLE             252729       0       0
CEMEX S A ADR SPONSORED              ADR     151290889     9773  347145  SH    SOLE             347145       0       0
Compal Electronics GDR               ADR     20440Y200     3320  669321  SH    SOLE             669321       0       0
DANSKE BK AS ADR                     ADR     236363107     9168  348808  SH    SOLE             348808       0       0
E.ON-AG-SPON ADR                     ADR     268780103    12211  165593  SH    SOLE             165593       0       0
EISAI COMPANY LTD SPO                ADR     282579309    12257  449954  SH    SOLE             449954       0       0
ENDESA SPONSORED ADR                 ADR     29258N107    13224  691729  SH    SOLE             691729       0       0
ENI SPA SPONSORED ADR                ADR     26874R108    19453  173148  SH    SOLE             173148       0       0
FRANCE TELECOM SPONSORED ADR         ADR     35177Q105     8578  342711  SH    SOLE             342711       0       0
FUJI PHOTO FILM LTD UNSPONSORE       ADR     359586302     8067  245520  SH    SOLE             245520       0       0
GLAXOSMITHKLINE PLC ADR SPONSO       ADR     37733W105    11683  267115  SH    SOLE             267115       0       0
HEINEKEN NV-ADR                      ADR     423012202     7337  243570  SH    SOLE             243570       0       0
ING GROEP NV SPON ADR                ADR     456837103     6255  247255  SH    SOLE             247255       0       0
ITO-YOKADO CO LTD ADR                ADR     465714400     7516  219045  SH    SOLE             219045       0       0
KAO CORP-JPY                         ADR     485537302     1521    6885  SH    SOLE               6885       0       0
KOREA ELEC PWR CORP ADR SPONS        ADR     500631106    40430 3831805  SH    SOLE            3831805       0       0
KYOCERA CORP SPN ADR                 ADR     501556203     9551  135523  SH    SOLE             135523       0       0
LAFARGE SPONSORED ADR                ADR     505861401     5784  264585  SH    SOLE             264585       0       0
LLOYDS TSB GRP PLC SP ADR COM        ADR     539439109     8865  281476  SH    SOLE             281476       0       0
NESTLES SA ADR                       ADR     641069406     9186  160414  SH    SOLE             160414       0       0
NOMURA HLDGS INC SPONSORED ADR       ADR     65535H208     6605  511123  SH    SOLE             511123       0       0
NORSK HYDRO ADR                      ADR     656531605     8284  113002  SH    SOLE             113002       0       0
NOVARTIS AG SPONSORED ADR            ADR     66987V109    10455  223955  SH    SOLE             223955       0       0
PT TELEKOMUNIKIASI INDONESIAAD       ADR     715684106     6653  375610  SH    SOLE             375610       0       0
REED ELSEVIER NV-SPONS ADR           ADR     758204101     9621  371471  SH    SOLE             371471       0       0
REED ELSEVIER PLC SPONSORED AD       ADR     758205108      833   26677  SH    SOLE              26677       0       0
ROYAL BK SCOTLAND PLC SHS            ADR     G76891111     1411   48665  SH    SOLE              48665       0       0
Samsung Electronics GDR              ADR     796050888    21697  109100  SH    SOLE             109100       0       0
SCHERING AG-ADR                      ADR     806585204     6708  106844  SH    SOLE             106844       0       0
SCOTTISH PWR PLC SPONSORED ADR       ADR     81013T705     9194  298119  SH    SOLE             298119       0       0
SHARP CORP ADR                       ADR     819882200     6797  493984  SH    SOLE             493984       0       0
SIGNET GRP PLC SPONSORED ADR         ADR     82668L872     5211   83795  SH    SOLE              83795       0       0
TAIWAN SEMICONDUCTOR MFG CO LT       ADR     874039100    54678 7656449  SH    SOLE            7656449       0       0
TALISMAN ENERGY INC COM              ADR     87425E107    16536  638039  SH    SOLE             638039       0       0
TELE NORDESTE CELULAR PARTICAD       ADR     87924W109        0       8  SH    SOLE                  8       0       0
Telekom Indo ADR                     ADR     715684106     1565   88470  SH    SOLE              88470       0       0
TESCO PLC SPONSORED ADR              ADR     881575302    10219  659363  SH    SOLE             659363       0       0
THOMSON MULTIMEDIA ADR SPONSOR       ADR     885118109     9244  439599  SH    SOLE             439599       0       0
TOTAL S A SPONSORED ADR              ADR     89151E113    11558  113127  SH    SOLE             113127       0       0
TOTAL S.A SPONS                      ADR     89151E109      498    4815  SH    SOLE               4815       0       0
TOYOTA MTR LTD ADR                   ADR     892331307     9482  124077  SH    SOLE             124077       0       0
TPG N V SPONSORED ADR                ADR     892339102    25955 1059319  SH    SOLE            1059319       0       0
UNILEVER N V NEW YORK SHS NEW        ADR     904784709     7528  131762  SH    SOLE             131762       0       0
VEBA AG                              ADR     268780103      199    2704  SH    SOLE               2704       0       0
VODAFONE GROUP PLC NEW SPONSOR       ADR     92857W100    12561  520791  SH    SOLE             520791       0       0
WMC RESOURCES LTD-SPON ADR           ADR     92928R106     9515  606442  SH    SOLE             606442       0       0
YARA INTL ASA SPONSORED ADR          ADR     984851204      964   90609  SH    SOLE              90609       0       0
ZURICH FINL SVCS SPONSORED ADR       ADR     98982M107     3615  253539  SH    SOLE             253539       0       0